CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 17,669	$ 2,489	¥ 15,351
Restricted cash			14
Accounts receivable, net	619	87	260
Due from related parties, net of bad debt allowance	28,127	3,962	29,179
Advances to suppliers	20,022	2,820	5,799
Inventories	2,106	297	4,178
Other current assets	12,997	1,831	3,362
Total current assets	81,540	11,485	58,143
Land use rights, net	1,792	252	1,854
Plant and equipment, net	46,389	6,534	48,684
Long-term investment	1,690	238	4,596
Acquired intangible assets, net	2,989	421	3,774
Operating lease right-of-use assets	1,555	219	1,904
Other assets	0	0	83
Total assets (including amounts of the consolidated VIEs without recourse to the Company of RMB52,894 and RMB52,894 as of September 30, 2021 and 2022 respectively)	135,955	19,149	119,038
Current liabilities:
Borrowings	137,660	19,389	137,660
Accounts payable	10,161	1,431	9,170
Due to growers	404	57	6,673
Due to related parties	18,629	2,624	30,269
Advances from customers	60,551	8,529	45,754
Income tax payable	773	109	908
Lease Liability - current	119	17	559
Other payables and accrued expenses	64,568	9,094	55,374
Total current liabilities	292,865	41,250	286,367
Lease Liability - noncurrent	1,501	211	2,552
Other long-term liability	14,231	2,004	15,717
Total liabilities (including amounts of the consolidated VIEs without recourse to the Company of RMB274,114 and RMB53,706 as of September 30, 2021 and 2022, respectively)	308,597	43,465	304,636
Commitments and contingencies
Shareholders' equity (deficit):
Preferred stock(no par value; 1,000,000 shares authorized, none issued)
Common stock (no par value; 60,000,000 shares authorized, 6,011,127 and 5,708,003 shares issued as of September 30, 2022 and 2021; 5,431,724 and 4,801,724 shares outstanding as of September 30, 2020 and 2019 respectively)	0	0	0
Additional paid-in capital	551,933	77,739	539,315
Accumulated deficit	(656,900)	(92,523)	(650,633)
Treasury stock at cost 20,523 and 20,523 shares as of September 30, 2022 and 2021, respectively)	(6,133)	(864)	(6,133)
Accumulated other comprehensive loss	(22,774)	(3,208)	(23,221)
Total Origin Agritech Limited shareholders' equity (deficit)	(133,872)	(18,856)	(140,672)
Non-controlling interests	(38,770)	(5,461)	(44,926)
Total equity (deficit)	(172,642)	(24,317)	(185,598)
Total liabilities and deficit	¥ 135,955	$ 19,148	¥ 119,038